Offsets	Jul. 30, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	SHF Holdings, Inc.
Form or Filing Type	S-1
File Number	333-295616
Initial Filing Date	May 06, 2026
Fee Offset Claimed	$ 266.45
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value
Unsold Securities Associated with Fee Offset Claimed | shares	1,080,807
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 851,135.51
Termination / Withdrawal Statement	On May 6, 2026, the registrant filed a registration statement on Form S-1 (Registration No. 333-295616), as amended (the "Prior Registration Statement"), with the Securities and Exchange Commission (the "SEC"). The Prior Registration Statement registered, among other things, (i) 1,080,807 shares of common stock of the registrant in a secondary offering (the "PCCU Common Stock Secondary Offering") with aggregate offering price not to exceed $851,135.51 and (ii) 9,456,611 shares of common stock of the registrant underlying certain common stock purchase warrants in a secondary offering (together with the PCCU Common Stock Secondary Offering, the "PCCU Secondary Offering") with an aggregate offering price to exceed $7,447,081.16. In connection with the PCCU Secondary Offering, the registrant paid a filing fee of $1,028.44. The registrant received comments from the staff of the SEC in May 2026 and July 2026, pursuant to which the registrant subsequently revised the Prior Registration Statement to remove the PCCU Secondary Offering. As of the date of this filing, the Prior Registration Statement has not yet been declared effective. As a result, $1,028.44 (the "Unused Fees") in previously paid fees remained available for future offset (calculated at the fee rate in effect on the filing date of the Prior Registration Statement). In accordance with Rule 457(p) under the Securities Act, the registrant hereby applies $266.45 of the Unused Fees to offset the filing fee payable in connection with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	SHF Holdings, Inc.
Form or Filing Type	S-1
File Number	333-295616
Filing Date	May 06, 2026
Fee Paid with Fee Offset Source	$ 266.45
Offset Note	On May 6, 2026, the registrant filed a registration statement on Form S-1 (Registration No. 333-295616), as amended (the "Prior Registration Statement"), with the Securities and Exchange Commission (the "SEC"). The Prior Registration Statement registered, among other things, (i) 1,080,807 shares of common stock of the registrant in a secondary offering (the "PCCU Common Stock Secondary Offering") with aggregate offering price not to exceed $851,135.51 and (ii) 9,456,611 shares of common stock of the registrant underlying certain common stock purchase warrants in a secondary offering (together with the PCCU Common Stock Secondary Offering, the "PCCU Secondary Offering") with an aggregate offering price to exceed $7,447,081.16. In connection with the PCCU Secondary Offering, the registrant paid a filing fee of $1,028.44. The registrant received comments from the staff of the SEC in May 2026 and July 2026, pursuant to which the registrant subsequently revised the Prior Registration Statement to remove the PCCU Secondary Offering. As of the date of this filing, the Prior Registration Statement has not yet been declared effective. As a result, $1,028.44 (the "Unused Fees") in previously paid fees remained available for future offset (calculated at the fee rate in effect on the filing date of the Prior Registration Statement). In accordance with Rule 457(p) under the Securities Act, the registrant hereby applies $266.45 of the Unused Fees to offset the filing fee payable in connection with this filing.